Common Stock Reserved for Issuance - Schedule of Common Stock Reserved for Future Issuance (Detail) - shares	Dec. 31, 2015	Dec. 31, 2014
Class Of Stock [Line Items]
Total shares of common stock reserved	9,833,252	32,326,764
Convertible Preferred Stock
Class Of Stock [Line Items]
Total shares of common stock reserved		27,654,928
Shares available for future stock option grants
Class Of Stock [Line Items]
Total shares of common stock reserved	3,166,968	295,101
ESPP shares available for issuance
Class Of Stock [Line Items]
Total shares of common stock reserved	285,621
Warrant to purchase convertible preferred stock
Class Of Stock [Line Items]
Total shares of common stock reserved		128,231
Warrant to purchase common stock
Class Of Stock [Line Items]
Total shares of common stock reserved	326,991
Options To Purchase Common Stock
Class Of Stock [Line Items]
Total shares of common stock reserved	6,053,672	4,248,504